Acquisitions	12 Months Ended
Mar. 31, 2019
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Acquisitions
49	ACQUISITIONS

Fiscal Year Ended March 31, 2019

PT Bank Tabungan Pensiunan Nasional Tbk

On January 30, 2019, SMBC, the SMBC Group’s wholly owned subsidiary, acquired an additional share of PT Bank Tabungan Pensiunan Nasional Tbk, previously an associate bank of SMBC in Indonesia. As a result of the acquisition, the SMBC Group increased its equity interest in PT Bank Tabungan Pensiunan Nasional Tbk from 40.58% to 98.50% and obtained control of PT Bank Tabungan Pensiunan Nasional Tbk. Subsequently, on February 1, 2019, PT Bank Tabungan Pensiunan Nasional Tbk merged with PT Bank Sumitomo Mitsui Indonesia, a consolidated subsidiary of SMBC also in Indonesia, and the merged company changed its corporate name to PT Bank BTPN Tbk. This merger was made for the purpose of operating a full-fledged commercial banking business in Indonesia and further developing its franchise to offer broader financial services to its customers.

The fair values of assets and liabilities of BTPN at the date of acquisition and the consideration paid were as follows:

At January 30, 2019
(In millions)
Assets:
Cash and deposits with banks	¥149,331
Loans and advances	522,918
Intangible assets	57,803
All other assets	107,471

Total assets	¥837,523

Liabilities:
Deposits	¥538,529
All other liabilities	104,817

Total liabilities	¥643,346

Net assets	194,177
Non-controlling interests measured at their proportionate share of the identifiable net assets and others	(9,494)

Net assets acquired	184,683
Goodwill	4,707

Consideration	¥189,390

Consideration:
Cash	¥111,365
Fair value of the equity interest in BTPN held before the acquisition	78,025

Total	¥189,390

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥776

The fair value of the financial assets acquired included ¥522,918 million of loans and advances.

The gross contractual amounts receivable were ¥517,840 million, of which ¥12,404 million were expected to be uncollectible.

The goodwill was attributable to the profitability of the acquired business and the synergies expected to arise after the acquisition. None of the goodwill recognized is expected to be deductible for income tax purposes.

The SMBC Group recognized a loss of ¥25,744 million on this step acquisition, which was included in “Other expenses” in the consolidated income statements.

The revenue and profit or loss since the acquisition date to March 31, 2019 and pro forma financial information relating to PT Bank Tabungan Pensiunan Nasional Tbk are immaterial to the consolidated financial statements.

Cash consideration paid and cash acquired by obtaining control of the subsidiaries

The total amount of cash consideration paid and cash acquired by obtaining control of subsidiaries during the fiscal year ended March 31, 2019 were as follows:

For the fiscal year ended March 31, 2019
(In millions)
Cash consideration paid	¥(111,365)
Cash and cash equivalents transferred as a result of the acquisitions	149,331

Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries	¥37,966

The amounts of assets and liabilities other than cash or cash equivalents in these subsidiaries were ¥688,192 million and ¥643,346 million, respectively.

Fiscal Year Ended March 31, 2018

American Railcar Leasing LLC

On June 1, 2017, the SMBC Group, through SMBC Rail Services LLC, the Company’s railcar operating leasing subsidiary, acquired all membership interests of American Railcar Leasing LLC (“ARL”), one of the leading railcar leasing companies in the United States. The SMBC Group pursued this acquisition based on its expectation that the railcar leasing business in the United States will experience further growth and high profitability due to stable demand for rail freight transportation, which is the core infrastructure for inland logistics. Through this acquisition, the SMBC Group aims to expand its railcar leasing business and services by further enhancing its fleet portfolio to appropriately meet diverse needs of clients in a wide range of industries.

The fair values of assets and liabilities of ARL at the date of acquisition and the consideration paid were as follows:

At June 1, 2017
(In millions)
Assets:
Property, plant and equipment	¥304,257
All other assets	15,719

Total assets	¥319,976

Liabilities:
Borrowings	¥147,523
All other liabilities	1,947

Total liabilities	¥149,470

Net assets acquired	170,506
Goodwill	—

Consideration	¥170,506

Consideration:
Cash	¥170,506

Total	¥170,506

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥1,264

The revenue and profit or loss since the acquisition date to March 31, 2018 and pro forma financial information relating to ARL are immaterial to the consolidated financial statements.

The amount of cash consideration paid relating to ARL, net of cash and cash equivalents acquired amounting to ¥9,644 million, was ¥160,862 million.

Fiscal Year Ended March 31, 2017

GE Japan GK (currently merged into SMFL)

On April 1, 2016, SMFL acquired General Electric Company (“GE”) group’s leasing business in Japan by acquiring a 100% equity interest in GE Japan GK (“GE Japan”). The acquired leasing business is comprised mainly of equipment/asset leasing, small-ticket leasing, and automotive leasing. This acquisition was made for the purpose of upgrading the SMBC Group’s marketing strategies and sales capabilities by leveraging GE Japan’s know-how developed under GE, and offering a wide range of financial solutions by enhancing the combined client base of SMFL and GE Japan.

The fair values of assets and liabilities of GE Japan at the date of acquisition and the consideration paid were as follows:

At April 1, 2016
(In millions)
Assets:
Loans and advances	¥470,538
All other assets	203,069

Total assets	¥673,607

Liabilities:
Borrowings	¥436,537
All other liabilities	58,134

Total liabilities	¥494,671

Net assets	¥178,936
Non-controlling interests measured at their proportionate share of the identifiable net assets	(394)

Net assets acquired	178,542
Goodwill	2,417

Consideration	¥180,959

Consideration:
Cash	¥180,959

Total	¥180,959

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥752

The fair value of the financial assets acquired included ¥470,668 million of loans and receivables to customers. The gross contractual amounts receivable were ¥488,335 million, of which ¥21,692 million were expected to be uncollectible.

The goodwill was attributable to the profitability of the acquired business and the synergies expected to arise after the acquisition. None of the goodwill recognized is expected to be deductible for income tax purposes.

GE Japan’s net profit since the acquisition date to March 31, 2017 was ¥8,041 million.

Sumitomo Mitsui Asset Management Company, Limited

On July 29, 2016, the SMBC Group acquired an additional 20% of the outstanding shares of Sumitomo Mitsui Asset Management Company, Limited (“SMAM”) and increased its equity interest in SMAM to 60%. As a result, the SMBC Group obtained control of SMAM. This acquisition was made for the purpose of enhancing the SMBC Group’s services to comprehensively meet its clients’ needs for asset management.

The fair values of assets and liabilities of SMAM at the date of acquisition and the consideration paid were as follows:

At July 29, 2016
(In millions)
Assets:
Cash and deposits with banks	¥15,411
Trading assets	12,030
Intangible assets	14,555
All other assets	11,007

Total assets	¥53,003

Liabilities	¥14,995

Net assets	¥38,008
Non-controlling interests measured at their proportionate share of the identifiable net assets	(15,203)

Net assets acquired	22,805
Goodwill	38,053

Consideration	¥60,858

Consideration:
Cash	¥20,286
Fair value of the equity interest in SMAM held before the acquisition 35,902	40,572

Total	¥60,858

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥8

The goodwill was attributable to the profitability of the acquired business and the synergies expected to arise after the acquisition. None of the goodwill recognized is expected to be deductible for income tax purposes.

As a result of remeasuring the previously held interest to fair value, the SMBC Group recognized a gain of ¥20,344 million, which was included in “Other income” in the consolidated income statement.

The revenue and profit or loss since the acquisition date to March 31, 2017 is immaterial to the consolidated financial statements.

Pro forma financial information

It is estimated that the SMBC Group would have reported a total operating income of ¥3,358,377 million and a net profit of ¥741,214 million for the fiscal year ended March 31, 2017 if all acquisitions had occurred on April 1, 2016.

Cash consideration paid and cash acquired by obtaining control of the subsidiaries

The total amount of cash consideration paid and cash acquired by obtaining control of subsidiaries during the fiscal year ended March 31, 2017 were as follows:

For the fiscal year ended March 31, 2017
(In millions)
Cash consideration paid	¥(201,245)
Cash and cash equivalents transferred as a result of the acquisitions	1,889

Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries	¥(199,356)

The amounts of assets and liabilities other than cash or cash equivalents in these subsidiaries were ¥724,721 million and ¥509,666 million, respectively.